Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Jan. 31, 2017	Mar. 15, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Loan from a bank, floating interest rate	[1]			0.13%
Loan from a bank	[1]			¥ 610,000
Subsequent Event
Debt Instrument [Line Items]
Loan from a bank, floating interest rate		0.04%
Loan from a bank, maturity year and month after refinancing		2021-12
Toshiba Medical Systems Corporation (TMSC)
Debt Instrument [Line Items]
Loan from a bank, original maturity year			2017

[1]	On March 15, 2016, Canon entered into a provisional borrowing agreement with a bank which matures in 2017 for acquiring TMSC. On January 31, 2017, Canon refinanced this borrowing to the unsecured loans by credit facilities expiring in December 2021. The loans under the credit facilities are ¥610,000 million at a floating interest (0.04% as of January 31, 2017). As a result, this borrowing was classified as long-term debt in the accompanying Consolidated Balance Sheet as of December 31, 2016.